Document and Entity Information	12 Months Ended
Nov. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2011
Registrant Name	FIDELITY CAPITAL TRUST
Central Index Key	0000275309
Amendment Flag	false
Document Creation Date	Jun 15, 2012
Document Effective Date	Jun 15, 2012
Prospectus Date	Nov 29, 2011

Fidelity Stock Selector All Cap Fund

Supplement to the
Fidelity® Stock Selector
All Cap Fund
November 29, 2011
Prospectus

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-21.26%	27.36%	9.88%	8.98%	13.14%	11.79%	-41.66%	28.81%	19.17%	-5.13%

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.24%	June 30, 2009
Lowest Quarter Return	-24.39%	December 31, 2008
Year-to-Date Return	14.63%	March 31, 2012

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Stock Selector All Cap Fund
Return Before Taxes	-5.13%	-1.03%	2.58%
Return After Taxes on Distributions	-5.22%	-1.29%	2.39%
Return After Taxes on Distributions and Sale of Fund Shares	-3.22%	-0.87%	2.22%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2011
Fidelity Stock Selector All Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	fct_SupplementTextBlock

Supplement to the
Fidelity® Stock Selector
All Cap Fund
November 29, 2011
Prospectus

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.

Calendar Years	2002	2003	2004	2005	2006	2007	2008	2009	2010	2011
	-21.26%	27.36%	9.88%	8.98%	13.14%	11.79%	-41.66%	28.81%	19.17%	-5.13%

2002	rr_AnnualReturn2002	(21.26%)
2003	rr_AnnualReturn2003	27.36%
2004	rr_AnnualReturn2004	9.88%
2005	rr_AnnualReturn2005	8.98%
2006	rr_AnnualReturn2006	13.14%
2007	rr_AnnualReturn2007	11.79%
2008	rr_AnnualReturn2008	(41.66%)
2009	rr_AnnualReturn2009	28.81%
2010	rr_AnnualReturn2010	19.17%
2011	rr_AnnualReturn2011	(5.13%)
Supplement Two Text Block	fct_SupplementTwoTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.24%	June 30, 2009
Lowest Quarter Return	-24.39%	December 31, 2008
Year-to-Date Return	14.63%	March 31, 2012

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.

For the periods ended December 31, 2011	Past 1 year	Past 5 years	Past 10 years
Fidelity Stock Selector All Cap Fund
Return Before Taxes	-5.13%	-1.03%	2.58%
Return After Taxes on Distributions	-5.22%	-1.29%	2.39%
Return After Taxes on Distributions and Sale of Fund Shares	-3.22%	-0.87%	2.22%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	-0.25%	2.92%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov 29, 2011
Document Creation Date	dei_DocumentCreationDate	Jun 15, 2012